Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital common stock [member]	Issued capital preferred stock [member]	Additional paid-in capital common stock [member]	Additional paid-in capital preferred stock [member]	Other reserves [member]	Revaluation surplus [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016	$ 1,420,261	$ 82,600	$ 42,023	$ 234,567	$ 469,273	$ (20,457)	$ 27,365	$ 565,138	$ 1,400,509	$ 19,752
Statement [LineItems]
Net profit (loss)	82,032							48,523	48,523	33,509
Increase in non-controlling interest	504									504
Other comprehensive income (loss)	(7,424)					(38,727)	31,017		(7,710)	286
Dividends decreed	(155,673)							(25,672)	(25,672)	(130,001)
Ending balance (Adjusted [member]) at Dec. 31, 2017	1,140,151	82,600	42,023	234,567	469,273	(59,184)	58,382	446,398	1,274,059	(133,908)
Ending balance at Dec. 31, 2017	1,339,700	82,600	42,023	234,567	469,273	(59,184)	58,382	587,989	1,415,650	(75,950)
Statement [LineItems]
Net profit (loss)	1,143							(24,803)	(24,803)	25,946
Other comprehensive income (loss)	(43,555)					(22,846)	(20,448)		(43,294)	(261)
Sale of subsidiaries	(7,674)									(7,674)
Dividends decreed	(97,604)							(35,508)	(35,508)	(62,096)
Ending balance at Dec. 31, 2018	992,461	82,600	42,023	234,567	469,273	(82,030)	37,934	386,087	1,170,454	(177,993)
Statement [LineItems]
Adjustment on initial application of new standards	(199,549)							(141,591)	(141,591)	(57,958)
Net profit (loss)	(893,995)							(913,712)	(913,712)	19,717
Other comprehensive income (loss)	(34,202)					(36,785)	2,761	0	(34,024)	(178)
Sale of subsidiaries	(7,712)									(7,712)
Dividends decreed	(51,385)							(15,385)	(15,385)	(36,000)
Ending balance at Dec. 31, 2019	$ 5,167	$ 82,600	$ 42,023	$ 234,567	$ 469,273	$ (118,815)	$ 40,695	$ (543,010)	$ 207,333	$ (202,166)